Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	$ (27)	$ 46
Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	2
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	25	93
Risk management liability	52	47
Risk management net asset (liability)	(27)	46
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	2
Risk management liability	49	40
Risk management net asset (liability)	(49)	(38)
Level 2 of fair value hierarchy | Commodity price risk | Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	4	1
Risk management liability	2	7
Risk management net asset (liability)	2	(6)
Level 2 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	21	90
Risk management liability	0	0
Risk management net asset (liability)	21	90
Level 2 of fair value hierarchy | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	0
Risk management liability	1	0
Risk management net asset (liability)	$ (1)	$ 0